Schedule of loss before tax (Details) - USD ($)	2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Current financial year		$ 2,000
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Current financial year						$ 67,756	$ 10,042
Underprovision in previous financial year						300	629
Amortisation of intangible assets						44,807	91,773
Amortisation of right of use assets						403,019	326,992
Depreciation of property, plant and equipment						455,613	479,861
Expenses relating to short-term leases						49,864	142,592
Gain on disposal of other investment						(215)
Impairment losses on investment in unquoted shares							343
Impairment losses on investment in associates							250
Property, plant and equipment written off						14,083	69,162
Salaries, wages and allowances						1,053,399	1,007,153
Employees Provident Fund						112,972	107,923
Other employees’ benefit						20,276	20,983
Loss before tax						$ 1,186,647	$ 1,136,059
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Current financial year	$ 2,000			$ 224,446	$ 491
Amortisation of intangible assets				24,668
Amortisation of right of use assets				232,510	155,503
Depreciation of property, plant and equipment				250,522	224,071
Expenses relating to short-term leases				2,595	2,629
Salaries, wages and allowances				574,278	378,342
Other employees’ benefit				7,068	5,151
Loss before tax				645,309	429,889
Employees Provident Fund				$ 63,963	$ 43,396